Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Revenue	$ 101,757,181	$ 101,282,333	$ 94,274,235
Reconciliation to consolidated amounts:
Held for sale operations	841,437	920,009	851,140
Eliminations and corporate expenses	(5,394,062)	(4,812,091)	(3,344,194)
Depreciation and amortisation expense	(21,540,222)	(20,278,881)	(19,040,948)
Income before other expense	18,321,617	18,690,274	16,629,536
Operating income	17,005,030	20,252,558	14,243,202
Reportable segments
Segment Information
Revenue	106,309,806	105,174,415	96,767,289
Cable
Segment Information
Revenue	41,701,982	36,233,042	33,048,310
Sky
Segment Information
Revenue	21,347,078	22,002,216	22,196,629
Content
Segment Information
Revenue	35,060,534	39,223,668	33,997,220
Other Businesses
Segment Information
Revenue	8,200,212	7,715,489	7,525,130
Reconciliation to consolidated amounts:
Operating income			67,238
Operating segment
Segment Information
Revenue	101,757,181	101,282,333	94,274,235
Reconciliation to consolidated amounts:
Held for sale operations	258,885	343,799	343,560
Eliminations and corporate expenses	(1,960,648)	(2,154,747)	(2,290,974)
Depreciation and amortisation expense	(21,008,796)	(19,834,202)	(18,536,274)
Income before other expense	18,321,617	18,690,274	16,629,536
Other income, net		1,562,284
Other expense, net	(1,316,587)		(2,386,334)
Operating income	17,005,030	20,252,558	14,243,202
Operating segment | Reportable segments
Segment Information
Revenue	106,309,806	105,174,415	96,767,289
Reconciliation to consolidated amounts:
Operating income	41,032,176	40,335,424	37,113,224
Operating segment | Cable
Reconciliation to consolidated amounts:
Operating income	17,797,571	15,302,500	14,034,796
Operating segment | Sky
Reconciliation to consolidated amounts:
Operating income	9,121,221	9,767,329	10,106,623
Operating segment | Content
Reconciliation to consolidated amounts:
Operating income	12,649,135	14,855,109	12,825,259
Operating segment | Other Businesses
Reconciliation to consolidated amounts:
Operating income	1,464,249	410,486	146,546
Intersegment Revenues
Segment Information
Revenue	(5,394,062)	(4,812,091)	(3,344,194)
Reconciliation to consolidated amounts:
Held for sale operations	2,969	7,413	10,129
Eliminations and corporate expenses	(5,394,062)	(4,812,091)	(3,344,194)
Intersegment Revenues | Reportable segments
Segment Information
Revenue	(5,391,093)	(4,804,678)	(3,334,065)
Intersegment Revenues | Cable
Segment Information
Revenue	(591,618)	(560,186)	(225,755)
Intersegment Revenues | Sky
Segment Information
Revenue	(437,275)	(420,979)	(127,129)
Intersegment Revenues | Content
Segment Information
Revenue	(3,589,407)	(3,162,091)	(2,445,233)
Intersegment Revenues | Other Businesses
Segment Information
Revenue	(772,793)	(661,422)	(535,948)
Consolidated Revenues
Segment Information
Revenue	101,757,181	101,282,333	94,274,235
Reconciliation to consolidated amounts:
Held for sale operations	838,468	912,596	841,011
Consolidated Revenues | Reportable segments
Segment Information
Revenue	100,918,713	100,369,737	93,433,224
Consolidated Revenues | Cable
Segment Information
Revenue	41,110,364	35,672,856	32,822,555
Consolidated Revenues | Sky
Segment Information
Revenue	20,909,803	21,581,237	22,069,500
Consolidated Revenues | Content
Segment Information
Revenue	31,471,127	36,061,577	31,551,987
Consolidated Revenues | Other Businesses
Segment Information
Revenue	$ 7,427,419	$ 7,054,067	$ 6,989,182